Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2019 CNY (¥)
Details Of Significant Accounting Policies [Line Items]
Rate of translations of amounts from RMB into US$	6.3726			6.3726
Allowance for doubtful accounts receivable	¥ 0	¥ 0	¥ 0
Impairment of long-lived assets	0	0	0
Employee benefit expenses incurred	256,533	135,478	103,817
Operating lease right of use asset	309,085	144,063		$ 48,502	¥ 50,570
Operating lease liability	310,896	135,932			¥ 50,089
Unrecognized tax benefits	0	0
Appropriations to statutory reserves	¥ 0	0	0
Foreign Invested Enterprise [Member] | General Reserve Fund [Member] | China [Member]
Details Of Significant Accounting Policies [Line Items]
Minimum percentage appropriation to general reserve fund required	10.00%
Required general reserve registered capital ratio to deforce compulsory net profit allocation to general reserve	50.00%
Domestic Enterprise [Member] | Statutory Surplus Reserve [Member] | China [Member]
Details Of Significant Accounting Policies [Line Items]
Minimum percentage appropriation to statutory surplus fund required	10.00%
Required statutory surplus registered capital ratio to deforce compulsory net profit allocation to statutory surplus	50.00%
Key Accounts Customer [Member]
Details Of Significant Accounting Policies [Line Items]
Revenue judgment description	revenue of RMB50 or more annually as key accounts
Mid Sized Accounts Customer [Member]
Details Of Significant Accounting Policies [Line Items]
Revenue judgment description	revenue between RMB5 and RMB50 annually as mid-sized accounts
Small Sized Accounts [Member]
Details Of Significant Accounting Policies [Line Items]
Revenue judgment description	revenue of RMB5 or less annually as small-sized accounts
Transferred over Time | Online Recruitment Services To Enterprises Customers [Member]
Details Of Significant Accounting Policies [Line Items]
Deferred revenue, revenue recognized	¥ 3,043,692	1,527,671	717,721
Transferred at Point in Time | Online Recruitment Services To Enterprises Customers [Member]
Details Of Significant Accounting Policies [Line Items]
Deferred revenue, revenue recognized	¥ 1,175,334	¥ 399,507	¥ 269,138